Annual Total Returns- Invesco Conservative Income Fund (Class A Y and R6) [BarChart] - Class A Y and R6 - Invesco Conservative Income Fund - Class A	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
Total						0.47%	1.08%	1.45%	2.01%	3.04%